Leases	6 Months Ended
Jun. 30, 2022
Leases [Abstract]
Leases
Note 9: Leases
We are lessee for corporate office space in Seattle, Washington and Seoul, Korea. The lessor for our Seoul, Korea leases is our parent, DoubleU Games (see Note 11). Our leases have remaining terms of fifteen to twenty eight months. We do not have any finance leases. Our total variable and short-term lease payments are immaterial for all periods presented.
The Seattle, Washington lease originated in July 2012 and consists of 49,375 square feet. The lease will expire in October 2024.
In February 2019, we executed new subleases with our parent, DUG, for 21,218 square feet of office space in Gangnam-gu, Seoul,
Korea. The lease term will expire in September 2023.
Supplemental balance sheet and cash flow information related to operating leases is as follows (in thousands):

	As of June 30, 2022	As of December 31, 2021
Operating lease right-of-use asset	$6,138	$7,764
Accrued rent	870	934

Total operating lease right-of-use asset, net	$5,268	$6,830

Short-term operating lease liabilities	3,127	3,076
Long-term operating lease liabilities	3,011	4,688

Total operating lease liabilities	$6,138	$7,764
Supplemental cash flow information related to leases was as follows (in thousands):

	Six months ended	Six months ended
	June 30, 2022	June 30, 2021
Cash paid for amounts included in the measurement of operating lease liabilities	1.6 million	1.7 million